SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	648,773
Weighted average remaining contractual term (years)	5 years 11 months 8 days
Options exercisable	502,172
Weighted average remaining contractual term (years)	5 years 4 months 6 days
$1.46 - 14.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 1.46
Exercise price, maximum | $ / shares	$ 14.00
Options outstanding	30,104
Weighted average remaining contractual term (years)	2 years 10 months 2 days
Options exercisable	30,104
Weighted average remaining contractual term (years)	2 years 10 months 2 days
$37.44 - 47.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 37.44
Exercise price, maximum | $ / shares	$ 47.29
Options outstanding	115,759
Weighted average remaining contractual term (years)	5 years 11 months 1 day
Options exercisable	95,647
Weighted average remaining contractual term (years)	5 years 8 months 26 days
$47.40 - 51.86 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 47.40
Exercise price, maximum | $ / shares	$ 51.86
Options outstanding	147,456
Weighted average remaining contractual term (years)	6 years 3 days
Options exercisable	123,894
Weighted average remaining contractual term (years)	5 years 10 months 2 days
$55.25 - 64.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 55.25
Exercise price, maximum | $ / shares	$ 64.65
Options outstanding	226,948
Weighted average remaining contractual term (years)	4 years 11 months 4 days
Options exercisable	211,755
Weighted average remaining contractual term (years)	4 years 9 months
$75.73 - 138.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 75.73
Exercise price, maximum | $ / shares	$ 138.98
Options outstanding	128,506
Weighted average remaining contractual term (years)	8 years 4 months 24 days
Options exercisable	40,772
Weighted average remaining contractual term (years)	7 years 11 months 26 days